Employee benefits (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Projected benefit obligation at the beginning of the year	₨ 298,903	₨ 216,006	₨ 177,098
Service cost	62,318	47,050	31,865
Interest cost	21,854	13,926	10,088
Remeasurements - Actuarial (gain) / loss	21,184	47,703	20,245
Benefits paid	(21,767)	(25,782)	(23,290)
Projected benefit obligation at the end of the year	₨ 382,492	₨ 298,903	₨ 216,006